Annual Fund Operating Expenses - AB International Value Fund	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.28%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.40%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.31%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	2.43%
Fee Waiver or Reimbursement	(0.43%)	[1]
Net Expenses (as a percentage of Assets)	2.00%
Advisor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.28%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.40%)	[1]
Net Expenses (as a percentage of Assets)	1.00%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.26%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement	(0.38%)	[1]
Net Expenses (as a percentage of Assets)	1.50%
Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.57%
Fee Waiver or Reimbursement	(0.32%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	1.00%

[1]

The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund. The agreement will remain in effect until February 28, 2022 and may only be terminated or changed with the consent of the Fund’s Board of Trustees. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.